PROPERTY, PLANT AND EQUIPMENT	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Notes to Financial Statements
PROPERTY, PLANT AND EQUIPMENT

a.	Composition of assets, grouped by major classifications, is as follows:

	December 31
	2010	2009
	($ in thousands)
Cost:
Vehicles	$44	$28
Computer equipment	75	45
Office furniture and equipment	54	53
Machinery and equipment	416	384
Leasehold improvements	47	45
	636	555
Less - accumulated depreciation and amortization	(354)	(263)
Net carrying amount	$282	$292

b.	Depreciation and amortization expenses totaled approximately $91 thousands and $89 thousands for the years ended December 31, 2010 and 2009, respectively.